Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Intangible assets, net
Less: Accumulated amortization	¥ (8,880)	¥ (20,882)
Intangible assets, net	9,882	16,666		$ 1,551
Amortization expenses	3,526	11,709	¥ 8,383
Microcredit License [Member]
Intangible assets, net
Impairment loss	3,096	31,765	¥ 0
Customer database
Intangible assets, net
Intangible assets, gross	8,815	9,697
Trademark
Intangible assets, net
Intangible assets, gross	65	162
License with indefinite life [Member]
Intangible assets, net
Intangible assets, gross	9,882	9,882
Software copyright [Member]
Intangible assets, net
Intangible assets, gross	0	14,898
Customer Relationships [Member]
Intangible assets, net
Intangible assets, gross	¥ 0	¥ 2,909